Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets [Line Items]
Indefinite lived intangible assets - Trade names, trademarks, and distribution rights	$ 165,910	$ 174,779
Finite lived intangible assets:
Accumulated amortization	(70,397)	(69,922)
Finite lived intangible assets, net	42,562	43,367
Intangible assets, net	208,472	218,146
Customer Relationships [Member]
Finite lived intangible assets:
Finite lived intangible assets	$ 107,149	110,489
Customer Relationships [Member] | Minimum [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Customer Relationships [Member] | Maximum [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	18 years
Patented And Unpatented Technology [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	7 years
Finite lived intangible assets:
Finite lived intangible assets	$ 1,517	1,650
Trade Name [Member]
Intangible Assets [Line Items]
Finite lived intangible assets, Estimated Useful lives, years	10 years
Finite lived intangible assets:
Finite lived intangible assets	$ 4,293	$ 1,150